BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 3)	12 Months Ended
Dec. 31, 2024
Arauco Canada Ltd. [Member]
Statement [Line Items]
Country	Canada
Description of functional currency	Canadian dollar
Arauco Celulose do Brasil [Member]
Statement [Line Items]
Country	Brazil
Description of functional currency	Brazilian real
Arauco do Brasil S.A. [Member]
Statement [Line Items]
Country	Brazil
Description of functional currency	Brazilian real
Arauco Florestal Arapoti S.A. [Member]
Statement [Line Items]
Country	Brazil	[1]
Description of functional currency	Brazilian real	[1]
Arauco Forest Brasil S A [Member]
Statement [Line Items]
Country	Brazil	[1]
Description of functional currency	Brazilian real	[1]
Arauco Industria de Mexico SA de CV ex Maderas y Sinteticos de Mexico SA de CV [Member]
Statement [Line Items]
Country	Mexico
Description of functional currency	Mexican pesos
Arauco Industria de Paineis S.A. [Member]
Statement [Line Items]
Country	Brazil
Description of functional currency	Brazilian real
Arauco MS Participaes S.A. [Member]
Statement [Line Items]
Country	Brazil
Description of functional currency	Brazilian real
Arauco Participacoes Florestais Ltda.
Statement [Line Items]
Country	Brazil
Description of functional currency	Brazilian real
Araucomex Servicios SA de CV ex Maderas y Sinteticos Servicios SA de CV [Member]
Statement [Line Items]
Country	Mexico
Description of functional currency	Mexican pesos
Consorcio Proteccion Fitosanitaria Forestal S.A. [Member]
Statement [Line Items]
Country	Chile
Description of functional currency	Chilean pesos
Empreendimentos Florestais Santa Cruz Ltda. [Member]
Statement [Line Items]
Country	Brazil
Description of functional currency	Brazilian real	[1]
E2E SpA [Member]
Statement [Line Items]
Country	Chile
Description of functional currency	Chilean pesos
Leasing Forestal S.A. [Member]
Statement [Line Items]
Country	Argentina
Description of functional currency	Argentine pesos
Lemu Earth SpA [Member]
Statement [Line Items]
Country	Chile
Description of functional currency	Chilean pesos
Mahal Empreendimentos e Participacoes S.A. [Member]
Statement [Line Items]
Country	Brazil
Description of functional currency	Brazilian real
Novo Oeste Gestao de Ativos Florestais S.A. [Member]
Statement [Line Items]
Country	Brazil
Description of functional currency	Brazilian real
Tecverde Engenharia S.A. [Member]
Statement [Line Items]
Country	Brazil
Description of functional currency	Brazilian real

[1]	In July 2024, these companies were sold, see note 14.